Net interest income (Tables)	12 Months Ended
Dec. 31, 2023
Net interest income
Schedule of net interest income

	2023	2022	2021 (1)
Continuing operations	£m	£m	£m
Balances at central banks and loans to banks - amortised cost	3,737	1,987	445
Loans to customers - amortised cost	15,553	10,085	8,536
Other financial assets	1,736	565	253
Interest receivable	21,026	12,637	9,234

Balances with banks	1,039	379	204
Customer deposits	5,276	785	556
Other financial liabilities	2,977	1,196	670
Subordinated liabilities	464	370	267
Internal funding of trading businesses	221	65	2
Interest payable	9,977	2,795	1,699
Net interest income	11,049	9,842	7,535